Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The following table disaggregates the Group’s revenue for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
	(Unaudited)
By revenue type
Sale of software products	$102,705	$348,625
Sale of hardware products	2,539	273,863
Technology development service	8,039,536	2,271,952
M&S service	670,959	822,760
Sale of cloud platform products	24,138,026	7,799,708
Total	$32,953,765	$11,516,908

Schedule of Assets and Liabilities Translated Exchange Rates	The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.
	As of December 31,	As of June 30,
	2024	2025
Period end RMB: USD exchange rate	7.2993	7.1636

	For the six months ended June 30,
	2024	2025
Average RMB: USD exchange rate	7.2150	7.2526